EQUITY-ACCOUNTED INVESTMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [abstract]
Balance, beginning of year	$ 971	$ 937	$ 684
Investment	57	42	144
Return of capital	(8)	(19)	0
Share of net income	22	27	29
Share of other comprehensive income	148	29	81
Dividends received	(78)	(56)	(16)
Foreign exchange translation and other	(5)	11	15
Balance, end of year	$ 1,107	$ 971	$ 937